Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Summary of reconciliation of federal statutory income tax rate to the Company's effective income tax rate

The reconciliation of federal statutory income tax rate to the Company’s effective income tax rate for the year ended December 31, 2025 is as follows:

	December 31,
	Amount	Percent
Expected income tax benefit at the federal statutory rate	$(11,727)	21.0%
State taxes, net of federal benefit	(3,649)	6.5
Research and development credit, net	(1,393)	2.5
Other	175	(0.3)
Change in valuation allowance	16,594	(29.7)
Total	$—	—%

The reconciliation of federal statutory income tax rate to the Company’s effective income tax rate for the year ended December 31, 2024 is as follows:

December 31,
2024
Expected income tax benefit at the federal statutory rate	21.0%
State taxes, net of federal benefit	6.6
Research and development credit, net	4.0
Non-deductible items	(0.6)
Other	(1.6)
Change in valuation allowance	(29.4)
Total	—%

Summary of components of deferred tax assets

The principal components of the Company’s deferred tax assets consisted of the following as of December 31, 2025 and 2024:

	December 31,
(in thousands)	2025	2024
Deferred tax assets:
Federal and state net operating loss carryforwards	$85,836	$63,647
Research and development tax credits	17,829	16,436
Capitalized R&D Costs	18,271	25,826
Operating lease liabilities	1,419	1,642
Share-based compensation	8,032	7,234
Accruals and other	1,415	1,587
Gross deferred tax assets	132,802	116,372
Less: valuation allowance	(131,903)	(115,309)
Total deferred tax assets	$899	$1,063
Deferred tax liabilities:
Operating lease assets	(899)	(1,063)
Gross deferred tax liabilities	$(899)	$(1,063)
Net deferred tax assets	$—	$—